UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter ended:  September 30, 1999

Check here if Amendment [   ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                             [   ] adds new holdings entries.

Investment Manager Filing this Report:

Name:         Rayner Associates, Inc.
Address: 655 Redwood Highway
         Suite 370
         Mill Valley, California 94941

13F File Number:  28-6446

The investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Arno A. Rayner
Title:   President
Phone:   415-332-7433
Signature, Place, and Date of Signing:

Arno A. Rayner          Mill Valley, California       October 18, 1999

Report Type:

[x]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

    FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:          0

FORM 13F INFORMATION TABLE ENTRY TOTAL:     71

FORM 13F INFORMATION TABLE VALUE TOTAL:     151935

FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
AFLAC, Inc.                    COM              001055102     1267    30250 SH
     SOLE                    30250
AT&T Corp.                     COM              001957109     1151    26450 SH
     SOLE                    26450
Abbott Labs                    COM              002824100     1970    53700 SH
     SOLE                    53700
American International Group   COM              026874107     2020    23231 SH
     SOLE                    23231
Automatic Data Processing      COM              053015103     4079    91400 SH
     SOLE                    91400
Bank Of America Corp.          COM              060505104     1180    21188 SH
     SOLE                    21188
Bell Atlantic Corp.            COM              077853109      837    12430 SH
     SOLE                    12430
BellSouth Corp.                COM              079860102      426     9472 SH
     SOLE                     9472
Best Buy Co.                   COM              086516101      420     6775 SH
     SOLE                     6775
Bristol Myers Squibb           COM              110122108     4590    68000 SH
     SOLE                    68000
Cardinal Health, Inc.          COM              14149Y108     1640    30100 SH
     SOLE                    30100
Chevron                        COM              166751107     1929    21740 SH
     SOLE                    21740
Cintas Corp.                   COM              172908105     3758    65000 SH
     SOLE                    65000
Cisco Systems                  COM              17275R102     6674    97344 SH
     SOLE                    97344
Citigroup Inc.                 COM              172967101     1657    37662 SH
     SOLE                    37662
Coastal Corp                   COM              190441105      819    20000 SH
     SOLE                    20000
Coca-Cola                      COM              191216100      492    10200 SH
     SOLE                    10200
Colgate - Palmolive            COM              194162103     2242    49000 SH
     SOLE                    49000
Computer Associates            COM              204912091      458     7500 SH
     SOLE                     7500
Conoco Inc. - B                COM              208251405      311    11377 SH
     SOLE                    11377
Danaher Corp.                  COM              235851102      832    15800 SH
     SOLE                    15800
Dell Computer Corp.            COM              247025109      546    13050 SH
     SOLE                    13050
Disney Co.                     COM              254687106      294    11300 SH
     SOLE                    11300
Dollar General                 COM              256669102     3141   101720 SH
     SOLE                   101720
Dow Chemical                   COM              260543103      341     3004 SH
     SOLE                     3004
Du Pont                        COM              263534976      341     5639 SH
     SOLE                     5639
Emerson Electric               COM              291011104      322     5100 SH
     SOLE                     5100
Exxon                          COM              302290101     2442    32132 SH
     SOLE                    32132
Fannie Mae                     COM              313586109     3951    63025 SH
     SOLE                    63025
Finova Group, Inc.             COM              317928109     2153    59000 SH
     SOLE                    59000
Fiserv, Inc.                   COM              337738108     2958    91025 SH
     SOLE                    91025
Fox Entertainment Group - A    COM              35138T107      383    18200 SH
     SOLE                    18200
GTE Corp.                      COM              362320103     1537    20000 SH
     SOLE                    20000
Gap, Inc.                      COM              364760108      233     7287 SH
     SOLE                     7287
General Electric               COM              369604103    10230    86285 SH
     SOLE                    86285
Gillette                       COM              375766102     1459    43000 SH
     SOLE                    43000
HRPT Properties Trust          COM              40426W101      170    15100 SH
     SOLE                    15100
Hewlett-Packard Co.            COM              428236103      209     2300 SH
     SOLE                     2300
Home Depot                     COM              437076102     2977    43374 SH
     SOLE                    43374
Informix Corp.                 COM              456779107       90    11300 SH
     SOLE                    11300
Innkeepers USA Trust           COM              4576J0104      244    29400 SH
     SOLE                    29400
Intel Corp.                    COM              458140100     5132    69065 SH
     SOLE                    69065
International Business Machine COM              459200101    10067    83198 SH
     SOLE                    83198
Johnson & Johnson              COM              478160104     5196    56559 SH
     SOLE                    56559
KLA - Tencor Corp.             COM              482480100      325     5000 SH
     SOLE                     5000
Lucent Technologies, Inc.      COM              549463107     8670   133636 SH
     SOLE                   133636
McDonalds                      COM              580135101      311     7200 SH
     SOLE                     7200
Merck                          COM              589331107     3750    57862 SH
     SOLE                    57862
Microsoft                      COM              594918104     6412    70800 SH
     SOLE                    70800
Mobil                          COM              607059102     3085    30620 SH
     SOLE                    30620
Morgan Stanley, Dean Witter Di COM              617446448     3804    42656 SH
     SOLE                    42656
Nextel Communications Inc. - A COM              65332V103      319     4700 SH
     SOLE                     4700
Omnicom Group, Inc.            COM              681919106      701     8850 SH
     SOLE                     8850
Oracle Systems                 COM              68389X105     2948    64786 SH
     SOLE                    64786
Pepsico                        COM              713448108     1257    41200 SH
     SOLE                    41200
Pfizer Inc.                    COM              717081103     1878    52360 SH
     SOLE                    52360
Procter & Gamble               COM              742718109     3136    33450 SH
     SOLE                    33450
SBC Communications             COM              78387G103     1472    28836 SH
     SOLE                    28836
Safeway                        COM              786514208     3835   100750 SH
     SOLE                   100750
Sara Lee                       COM              803111103      393    16825 SH
     SOLE                    16825
Schering-Plough                COM              806605101      820    18800 SH
     SOLE                    18800
Staples Inc.                   COM              855030102     4162   190800 SH
     SOLE                   190800
Tellabs, Inc.                  COM              879664100      307     5400 SH
     SOLE                     5400
U.S. Bancorp                   COM              902973106     1046    34635 SH
     SOLE                    34635
Walgreen                       COM              931422109     1347    53070 SH
     SOLE                    53070
Warner-Lambert                 COM              934488107     1795    27050 SH
     SOLE                    27050
Westamerica Bancorporation     COM              957090103      272     9000 SH
     SOLE                     9000
Williams Companies, Inc.       COM              969457100      786    20900 SH
     SOLE                    20900
Xerox                          COM              984121103     5309   126593 SH
     SOLE                   126593
Felcor Lodging Tr $1.95 Ser  A                  31430F200      247    14800 SH
     SOLE                    14800
K-Mart Conv. Pfd. 7.75%                         498778208      376     7900 SH
     SOLE                     7900